CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Total	Securities Purchase Agreement [Member]	Preferred Stock Class A	Class B Preferred Stock	Class C Preferred Stock	Class D Preferred Stock	Class E Preferred Stock	Preferred Stock Class B	Preferred Stock Class C	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Noncontrolling Interest
Balance, shares at Dec. 31, 2020			60,000,000	408						33,075,711
Balance, amount at Dec. 31, 2020	$ (3,198,176)		$ 6,000	$ 0	$ 0	$ 0	$ 0			$ 3,308	$ 78,132,202	$ (80,785,887)	$ (553,799)
Conversion of preferred shares, shares			(3,646,985)	(360)						10,913,576
Conversion of preferred shares, amount	282		$ (365)	$ 0						$ 1,091	(444)
Issuance of common shares for services, shares										335,106
Issuance of common shares for services, amount	95,008									$ 34	94,974
Issuance of common shares for services previously accrued, shares										87,776
Issuance of common shares for services previously accrued, amount	51,275									$ 9	51,266
Issuance of common shares for cash, shares										4,210,577
Issuance of common shares for cash, amount	540,899						0			$ 421	540,478
Issuance of common shares for acquisition, shares										168,350
Issuance of common shares for acquisition, amount	414,151									$ 17	414,134
Issuance of common shares for principal and accrued interest on notes, shares										2,550,485
Issuance of common shares for principal and accrued interest on notes, amount	3,445,157									$ 255	3,444,902
Issuance of preferred shares for cash, amount	2,760,000				$ 0	$ 0	0			$ 0	2,760,000
Warrants converted to common shares, shares										5,700,000
Warrants converted to common shares, amount	416,446									$ 570	415,876
Rounding adjustment in connection with reverse split, shares										1,744,343
Rounding adjustment in connection with reverse split, amount	174									$ 174
Issuance of preferred shares for cash, shares					760	2,000
Net loss	(5,763,947)											(5,373,015)	(390,932)
Net loss	(5,373,015)
Balance, shares at Dec. 31, 2021			56,353,015	48	760	2,000		48	760	58,785,924
Balance, amount at Dec. 31, 2021	(3,638,731)	$ (3,638,731)	$ 5,635	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 15	83,459,252	(86,158,902)	(944,731)
Conversion of preferred shares, shares			(114,117)							7,132
Conversion of preferred shares, amount	0		$ (11)							$ 1	10
Issuance of common shares for services, shares										3,750
Issuance of common shares for services, amount	240,000									$ 0	240,000
Issuance of common shares for cash, shares										16,581
Issuance of common shares for cash, amount	499,272									$ 2	499,270
Net loss	(1,497,773)											(1,422,463)	(75,310)
Balance, shares at Mar. 31, 2022			56,238,898					48	760	174,428
Balance, amount at Mar. 31, 2022	(4,397,232)		$ 5,624					$ 0	$ 0	$ 18	84,198,532	(87,581,365)	(1,020,041)
Balance, shares at Dec. 31, 2021			56,353,015	48	760	2,000		48	760	58,785,924
Balance, amount at Dec. 31, 2021	(3,638,731)	(3,638,731)	$ 5,635	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 15	83,459,252	(86,158,902)	(944,731)
Net loss	(6,625,251)
Net loss	(6,353,921)
Balance, shares at Sep. 30, 2022			76,108,617						19	241,857
Balance, amount at Sep. 30, 2022	(5,485,534)		$ 7,611					$ 0	$ 0	$ 23	86,919,034	(92,702,892)	290,690
Balance, shares at Dec. 31, 2021			56,353,015	48	760	2,000		48	760	58,785,924
Balance, amount at Dec. 31, 2021	(3,638,731)	$ (3,638,731)	$ 5,635	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 15	83,459,252	(86,158,902)	(944,731)
Conversion of preferred shares, shares			(627,034)	(48)	(741)					25,811,204
Conversion of preferred shares, amount	0		$ (62)	$ 0	$ 0					$ 2,581	(2,519)
Issuance of common shares for cash, shares										10,289,423
Issuance of common shares for cash, amount	767,233									$ 1,029	766,204
Issuance of preferred shares for cash, amount	1,830,000						$ 0			$ 0	1,830,000
Issuance of preferred shares for cash, shares							1,920
Net loss	(9,202,533)											(8,852,677)	(349,856)
Net loss	(8,852,677)
Issuance of preferred shares, shares			20,000,000
Issuance of preferred shares, amount	2,000		$ 2,000
Issuance of common shares for services and closing costs, shares										14,881,508
Issuance of common shares for services and closing costs, amount	1,502,513									$ 1,488	1,510,025
Issuance of common shares related to debt issuance, shares										2,620,545
Issuance of common shares related to debt issuance, amount	0						$ 0			$ 262	(262)
Issuance of common shares for convertible note, shares										672,830
Issuance of common shares for convertible note, amount	45,277									$ 67	45,210
Issuance of common shares for investment, shares										1,066,477
Issuance of common shares for investment, amount	134,376									$ 107	134,269
Accrued preferred stock dividends	(224,760)					$ 0	$ 0					(224,760)
Effect of acquisition on non-controlling interest	1,506,751												1,506,751
Balance, shares at Dec. 31, 2022			75,725,981		19	2,000	1,920		19	114,127,911
Balance, amount at Dec. 31, 2022	(9,107,874)		$ 7,573	0	$ 0	$ 0		$ 0	$ 0	$ 29	85,908,699	(95,236,339)	212,164
Balance, shares at Mar. 31, 2022			56,238,898					48	760	174,428
Balance, amount at Mar. 31, 2022	(4,397,232)		$ 5,624					$ 0	$ 0	$ 18	84,198,532	(87,581,365)	(1,020,041)
Conversion of preferred shares, shares			(130,281)					(48)	(478)	24,675
Conversion of preferred shares, amount	0		$ (13)					$ 0	$ 0	$ 2	11
Issuance of preferred shares for cash, amount	1,488,000									$ 0	1,488,000
Issuance of common shares for services, shares										24,065
Issuance of common shares for services, amount	871,038									$ 2	871,036
Net loss	(3,452,489)											(3,326,610)	(125,879)
Issuance of common shares for convertible note, shares										1,682
Issuance of common shares for convertible note, amount	45,277									$ 0	45,277
Accrued preferred stock dividends	(161,136)											(161,136)
Effect of acquisition on non-controlling interest	1,506,751												1,506,751
Balance, shares at Jun. 30, 2022			56,108,617						282	224,850
Balance, amount at Jun. 30, 2022	(4,099,791)		$ 5,611					0	$ 0	$ 22	86,602,856	(91,069,111)	360,831
Conversion of preferred shares, shares									(263)	8,806
Conversion of preferred shares, amount	0								$ 0	$ 1	(1)
Net loss	(1,674,989)
Issuance of common shares for services, shares										4,707
Issuance of common shares for services, amount	204,209									$ 0	204,209
Issuance of common shares for cash, shares										3,494
Issuance of common shares for cash, amount	111,970									$ 0	111,970
Net loss	(1,604,848)											(1,604,848)	(70,141)
Issuance of preferred shares, shares			20,000,000
Issuance of preferred shares, amount	2,000		$ 2,000
Accrued preferred stock dividends	(28,933)											(28,933)
Effect of acquisition on non-controlling interest	0
Balance, shares at Sep. 30, 2022			76,108,617						19	241,857
Balance, amount at Sep. 30, 2022	(5,485,534)		$ 7,611					0	$ 0	$ 23	86,919,034	(92,702,892)	290,690
Balance, shares at Dec. 31, 2022			75,725,981		19	2,000	1,920		19	114,127,911
Balance, amount at Dec. 31, 2022	(9,107,874)		$ 7,573	0	$ 0	$ 0		0	$ 0	$ 29	85,908,699	(95,236,339)	212,164
Conversion of preferred shares, shares			(436,000)						(52)	35,897
Conversion of preferred shares, amount	120,000		$ (44)						$ 0	$ 4	120,040
Issuance of common shares for principal and accrued interest on notes, shares										3,782
Issuance of common shares for principal and accrued interest on notes, amount	176,402									$ 0	176,402
Issuance of preferred shares for cash, amount	100,000								$ 0		100,000
Issuance of preferred shares for cash, shares									34
Issuance of common shares for cash, shares										3,654
Issuance of common shares for cash, amount	38,077									$ 0	38,077
Net loss	(2,420,596)											(2,186,692)	(233,904)
Issuance of preferred shares, shares			4,474,018
Issuance of preferred shares, amount	0		$ 447								(447)
Accrued preferred stock dividends	(71,240)											(71,240)
Issuance of common shares for acquisition expenses, shares										1,584
Issuance of common shares for acquisition expenses, amount	36,118									$ 0	36,118
Balance, shares at Mar. 31, 2023			79,763,999						1	330,237
Balance, amount at Mar. 31, 2023	(11,129,113)		$ 7,976					0	$ 0	$ 33	86,378,889	(97,494,271)	(21,740)
Balance, shares at Dec. 31, 2022			75,725,981		19	2,000	1,920		19	114,127,911
Balance, amount at Dec. 31, 2022	(9,107,874)		$ 7,573	$ 0	$ 0	$ 0		0	$ 0	$ 29	85,908,699	(95,236,339)	212,164
Net loss	(5,121,220)
Net loss	(4,797,453)
Balance, shares at Sep. 30, 2023										7,348,702
Balance, amount at Sep. 30, 2023	(13,369,686)		$ 0					0	$ 0	$ 734	86,977,874	(100,236,691)	(111,603)
Balance, shares at Mar. 31, 2023			79,763,999						1	330,237
Balance, amount at Mar. 31, 2023	(11,129,113)		$ 7,976					0	$ 0	$ 33	86,378,889	(97,494,271)	(21,740)
Conversion of preferred shares, shares			(79,763,999)						(1)	4,009,627
Conversion of preferred shares, amount	180,000		$ (7,976)							$ 401	187,575
Issuance of common shares for cash, shares										12,486
Issuance of common shares for cash, amount	85,710									$ 2	85,708
Net loss	(1,344,924)											(1,339,901)	(5,023)
Accrued preferred stock dividends	(63,330)								$ 0			(63,330)
Balance, shares at Jun. 30, 2023										4,352,350
Balance, amount at Jun. 30, 2023	(12,271,657)		0					0	0	$ 436	86,652,172	(98,897,502)	(26,763)
Conversion of preferred shares, shares										109,400
Conversion of preferred shares, amount	120,000									$ 11	119,989
Rounding adjustment in connection with reverse split, shares										2,844,211
Rounding adjustment in connection with reverse split, amount	0									$ 283	(283)
Net loss	(1,355,700)
Issuance of common shares for services, shares										33,124
Issuance of common shares for services, amount	106,000									$ 3	105,997
Net loss	(1,270,860)											(1,270,860)	(84,840)
Accrued preferred stock dividends	(68,329)											(68,329)
Issuance of common shares for acquisition expenses, shares										9,617
Issuance of common shares for acquisition expenses, amount	100,000									$ 1	99,999
Balance, shares at Sep. 30, 2023										7,348,702
Balance, amount at Sep. 30, 2023	$ (13,369,686)		$ 0					$ 0	$ 0	$ 734	$ 86,977,874	$ (100,236,691)	$ (111,603)